Summary of Significant Accounting Policies (Details) - Schedule of expected economic useful lives	12 Months Ended
Mar. 31, 2022
Property and buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Property and buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life description	Infinite
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life description	Lesser of useful life and lease term
Equipment and furniture [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Equipment and furniture [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Automobiles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Automobiles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years